Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 61.2	$ 20.2
Contract liability, beginning balance	126.0	6.4
Performance obligations satisfied during the reporting period	62.6	55.1
Amortization of revenue	61.9	22.1
Unbilled demobilization revenue	0.4	2.2
Unbilled variable rate revenue	11.9	3.9
Performance obligations to be satisfied over time	0.4	2.2
Cash received, excluding amounts recognized as revenue	51.6	139.5
Cash received against the contract asset balance	60.1	20.2
Contract assets, closing balance	76.0	61.2
Contract liability, closing balance	$ 116.1	$ 126.0